SUBSEQUENT EVENTS	6 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 – SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date of this report.

Construction in process

On January 28, 2026, the main structure of the Company’s intelligent kitchen production facility was substantially completed. The facility is expected to commence operations in June 2026. At full capacity, the facility is expected to produce approximately 5,000 sets of intelligent kitchen equipment annually, significantly enhancing the Company’s manufacturing capabilities and product competitiveness.

Loans payable

On February 25, 2026, Wuxi Li Bang entered into a credit facility of RMB5 million ($711,359) with Jiangyin Rural Commercial Bank to finance its working capital requirements, with interest of 3.5% and a term of one year. Wuxi Li Bang drew down RMB5 million ($711,359) on March 2, 2025.

On February 25, 2026, Li Bang Kitchen Appliance obtained a working capital loan from Jiangyin Rural Commercial Bank, for RMB10 million ($1,422,718) with interest at 3.500%, which is due February 24, 2027.

On February 26, 2026, Wuxi Li Bang obtained a working capital loan from Jiangyin Rural Commercial Bank, for RMB10 million ($1,422,718) with interest at 3.500%, which is due February 25, 2027.

On March 3, 2025, Li Bang Kitchen Appliance obtained a working capital loan of RMB10 million (approximately $1.4 million) from Jiangyin Rural Commercial Bank with a maturity date of March 2, 2026. The loan is guaranteed by Mr. Huang Feng and Ms. Li Funa. The loan was fully repaid on March 2, 2026.

On March 3, 2025, Wuxi Li Bang obtained a working capital loan of RMB10 million (approximately $1.4 million) from Jiangyin Rural Commercial Bank and due on March 2, 2026. The loan is guaranteed by Mr. Huang Feng and Ms. Li Funa. The loan was fully repaid on February 27, 2026.

On March 3, 2025, Wuxi Li Bang entered into a credit facility of RMB5 million ($711,359) with Jiangyin Rural Commercial Bank to finance its working capital requirements, with a term of one year (“RMB5M credit facility”). Wuxi Li Bang drew down RMB 1 million ($142,272) on October 15, 2025. The loan was fully repaid on January 3, 2026.

From the RMB5 million credit facility, Wuxi Li Bang drew down RMB 2 million ($284,544) on December 15, 2025. The loan was fully repaid on March 2, 2026.

On May 6, 2025, Wuxi Li Bang obtained a working capital loan of RMB 18 million (approximately $2.5 million) from Jiangyin Rural Commercial Bank, with a maturity date of May 5, 2026. On April 23, 2026, the loan was renewed without principal repayment, with the maturity date extended to April 21, 2027. The principal is repayable in a single lump sum upon maturity. The loan is guaranteed by Mr. Huang Feng and collateralized by real estate.

Equity transaction

On February 13, 2026, the Company entered into a sales agreement (the “Sales Agreement”) with a sales agent. Pursuant to the terms of the Sales Agreement, the Company may from time to time issue and sell, through the sales agent up to $20 million of the Company’s Class A ordinary shares, par value $0.0001 ($0.01 post share consolidation) per share. As of the date of this report, the Company has sold 166,646,300 (1,666,463 shares post share consolidation) ordinary shares via an at-the-market program under the Sales Agreement and raised $7.72 million in net proceeds.

Equity Investment

On April 17, 2026, Jiangsu Li Bang Intelligent Technology Co., Ltd., a wholly-owned subsidiary of the Company, entered into an equity transfer agreement with the shareholders of Suzhou Yufengyuan Food Distribution Co., Ltd. (“Yufengyuan”). In connection with the equity transfer agreement, the Company would acquire a 51% equity interest in Yufengyuan for RMB 6.5 million and it is entitled to voting rights proportionate to its equity ownership. Under the terms of the agreement, the Company will pay the consideration in 2 equal installments, 50% upfront, with the remaining 50% to be paid after the completion of the change registration with the market regulation authority. The Company’s equity investment in Yufengyuan is a part of the Company’s strategic plan to expand into the food distribution sector.

Key Matters at Extraordinary General Meeting of Shareholders

On April 30, 2026, the shareholders of the Company approved resolutions to increase its share capital. The authorized share capital of the Company was increased from $31,505,000 to $35,000,000 by increasing the number of authorized Class B ordinary shares from 500,000 to 350,000,000. Following the increase, the authorized share capital of the Company was $35,000,000, divided into 3,150,000,000 Class A ordinary shares and 350,000,000 Class B ordinary shares, each with a par value of $0.01.

The Company’s shareholders also approved a share capital reduction following the share capital increase, which reduced the par value of each Class A and Class B ordinary share from $0.01 to $0.00001, with the resulting credit transferred to a distributable reserve to offset accumulated losses. This was effected by a 1-for-1,000 share subdivision and a cancellation of excess unissued shares, resulting in authorized share capital of $35,000, divided into 3,150,000,000 Class A ordinary shares and 350,000,000 Class B ordinary shares, each with a par value of $0.00001.

The Company’s shareholders also approved a 1-for-200 share consolidation, under which every 200 ordinary shares will be consolidated into one ordinary share. The consolidation includes rounding up of fractional shares to the nearest whole share, amendment of the memorandum of association, and related filings. The board is authorized to determine the effective date of such share consolidation within two years.